Lease - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Operating lease cost	$ 2,077	$ 973
Short-term lease cost	532	931
Total	$ 2,609	$ 1,904
Weighted average discount rate	4.75%
Weighted average remaining lease term	1 year 9 months 7 days